Significant transactions and balances with related parties -Remuneration of officers and directors (Details) - BRL BRL in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Shareholders' equity
Capital reserve	BRL 13,361	BRL 11,350
Officers and directors
Significant transactions and balances with related parties
Benefits to officers and directors	27,914	22,184	BRL 52,301
Benefit program - Phantom Stock Options and Stock Option plans (Note 31)	2,114	(8,252)	15,931
Remuneration expenses	30,028	13,932	68,232
Current liability
Payroll, profit sharing and related charges	16,798	17,427
Non-current liability
Other payables	4,339	3,010
Shareholders' equity
Capital reserve	6,686	5,359
Total balances to be paid	27,823	25,796
Statutory Audit Committee, Finance, Compensation and Sustainability Committees
Significant transactions and balances with related parties
Remuneration expenses	BRL 1,713	BRL 1,195	BRL 1,154